UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-9091

Strong Life Stage Series, Inc., on behalf of Strong Aggressive Portfolio, Strong Conservative Portfolio and Strong Moderate Portfolio
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Conservative Portfolio
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Investment Company Securities 99.2%
Strong Advisor Common Stock Fund Class Z (b)                      104,249        $  2,274,710
Strong Advisor U.S. Value Fund Class K                             61,023           1,119,170
Strong Endeavor Fund Investor Class (b)                           238,725           2,291,764
Strong Government Securities Fund Investor Class                  311,142           3,394,556
Strong Growth and Income Fund Class K                             114,943           2,250,578
Strong Overseas Fund Investor Class                                95,220           1,139,779
Strong Short-Term Bond Fund Investor Class                        386,195           3,390,793
Strong Ultra Short-Term Income Fund Investor Class                733,976           6,781,935
----------------------------------------------------------------------------------------------
Total Investment Company Securities (Cost                                          22,643,285
$21,046,216)
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.7%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $164,604);
Collateralized by: United States Government & Agency
Issues                                                           $164,600             164,600
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $164,600)                                          164,600
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $21,210,816)                                 22,807,885
99.9%
Other Assets and Liabilities, Net 0.1%                                                 27,542
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      22,835,427
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Non-income producing fund.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Moderate Portfolio
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Investment Company Securities 99.5%
Strong Advisor Common Stock Fund Class Z (b)                      539,740       $  11,777,125
Strong Advisor U.S. Value Fund Class K                            315,931           5,794,179
Strong Endeavor Fund Investor Class (b)                           926,965           8,898,863
Strong Government Securities Fund Investor Class                  536,930           5,857,910
Strong Growth and Income Fund Class K                             297,543           5,825,894
Strong Overseas Fund Investor Class                               246,498           2,950,585
Strong Short-Term Bond Fund Investor Class                        666,448           5,851,411
Strong Ultra Short-Term Income Fund Investor Class              1,266,615          11,703,526
----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $52,742,760)                                 58,659,493
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.4%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $100,005); Collateralized by:
United States Government & Agency Issues                         $100,000             100,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $127,803);
Collateralized by: United States Government & Agency
Issues                                                            127,800             127,800
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $227,800)                                          227,800
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $52,970,560)                                 58,887,293
99.9%
Other Assets and Liabilities, Net 0.1%                                                 54,938
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      58,942,231
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Non-income producing fund.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Aggressive Portfolio
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Investment Company Securities 99.3%
Strong Advisor Common Stock Fund Class Z (b)               369,407               $  8,060,462
Strong Advisor U.S. Value Fund Class K                     172,987                  3,172,585
Strong Endeavor Fund Investor Class (b)                    676,731                  6,496,615
Strong Government Securities Fund Investor Class           147,000                  1,603,768
Strong Growth and Income Fund Class K                      244,373                  4,784,829
Strong Overseas Fund Investor Class                        269,934                  3,231,114
Strong Short-Term Bond Fund Investor Class                 182,458                  1,601,981
Strong Ultra Short-Term Income Fund Investor Class         346,770                  3,204,154
----------------------------------------------------------------------------------------------
Total Investment Company Securities (Cost                                          32,155,508
$28,051,622)
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.7%
Repurchase Agreements
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $207,905);
Collateralized by: United States Government & Agency
Issues                                                    $207,900                    207,900
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $207,900)                                          207,900
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $28,259,522)                                 32,363,408
100.0%
Other Assets and Liabilities, Net 0.0%                                                 12,282
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      32,375,690
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Non-income producing fund.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Life Stage Series, Inc., on behalf of Strong Aggressive Portfolio, Strong Conservative Portfolio and Strong Moderate Portfolio


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004